OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER RECEIVABLES AND PREPAID EXPENSES [Abstract]
Schedule of Other Receivables and Prepaid Expenses
	December 31,
	2012	2013

Government authorities	$3,661	$2,672
Prepaid expenses	1,079	779
Deferred tax asset, net	360	110
Other	324	158

	$5,424	$3,719